Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Services Portfolio - Select Health Care Services Portfolio
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	23.66%
Annual Return 2015	6.95%
Annual Return 2016	2.25%
Annual Return 2017	24.34%
Annual Return 2018	10.45%
Annual Return 2019	19.91%
Annual Return 2020	18.52%
Annual Return 2021	20.15%
Annual Return 2022	0.84%
Annual Return 2023	1.51%